Accounts receivable, net (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)
Analysis of the allowance for doubtful accounts
Balance at beginning of year	$ 10,167	¥ 63,025	¥ 50,473	¥ 52,544
Charged to allowance for doubtful accounts	4,040	25,042	17,973	7,468
Write-off charged against the allowance for the year	(683)	(4,232)	(5,421)	(9,539)
Balance at end of year	$ 13,524	¥ 83,835	¥ 63,025	¥ 50,473
Age of accounts receivable written-off	3 years	3 years